Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 55.4%
	Shares	Value ($)
U.S. Large Cap 55.4%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	451,839	37,864,119
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,173,750	37,975,406
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	583,750	31,633,408
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	946,611	32,109,058
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,944,188	66,646,777
Total		206,228,768
Total Equity Funds (Cost $150,242,064)		206,228,768

Exchange-Traded Fixed Income Funds 5.1%

Investment Grade 5.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	66,685	8,064,884
Vanguard Intermediate-Term Corporate Bond ETF	126,000	10,841,040
Total		18,905,924
Total Exchange-Traded Fixed Income Funds (Cost $20,035,991)		18,905,924

Fixed Income Funds 28.8%

Investment Grade 28.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	4,611,848	44,319,860
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares(a)	1,628,307	15,550,333
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	4,549,254	47,630,689
Total		107,500,882
Total Fixed Income Funds (Cost $116,279,872)		107,500,882
Residential Mortgage-Backed Securities - Agency 5.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/18/2037	2.000%	1,800,000	1,748,391
04/18/2037- 04/13/2052	2.500%	10,225,000	9,848,398
04/13/2052	3.000%	9,500,000	9,302,810
Total Residential Mortgage-Backed Securities - Agency (Cost $21,375,370)			20,899,599

Options Purchased Puts 1.2%
Value ($)
(Cost $4,963,618)	4,540,795

Money Market Funds 8.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(a),(d)	31,939,929	31,927,153
Total Money Market Funds (Cost $31,932,782)		31,927,153
Total Investments in Securities (Cost: $344,829,697)		390,003,121
Other Assets & Liabilities, Net		(17,480,012)
Net Assets		372,523,109
At March 31, 2022, securities and/or cash totaling $4,028,660 were pledged as collateral.
Variable Portfolio – Managed Risk U.S. Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	147	06/2022	USD	33,301,012	2,090,603	—
U.S. Long Bond	25	06/2022	USD	3,751,562	—	(97,022)
U.S. Treasury 10-Year Note	42	06/2022	USD	5,160,750	—	(128,924)
U.S. Treasury 2-Year Note	5	06/2022	USD	1,059,609	—	(10,243)
U.S. Treasury 5-Year Note	66	06/2022	USD	7,569,375	—	(166,056)
U.S. Ultra Treasury Bond	19	06/2022	USD	3,365,375	—	(103,608)
Total					2,090,603	(505,853)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(106)	06/2022	USD	(24,012,975)	—	(1,181,063)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	41,226,731	91	3,700.00	12/15/2023	2,147,300	1,992,445
S&P 500 Index	JPMorgan	USD	24,464,214	54	3,800.00	12/15/2023	1,343,019	1,294,650
S&P 500 Index	JPMorgan	USD	28,541,583	63	3,600.00	12/15/2023	1,473,299	1,253,700
Total							4,963,618	4,540,795

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 38	Morgan Stanley	06/20/2027	1.000	Quarterly	0.667	USD	11,000,000	21,770	—	—	21,770	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	37,658,872	20,972,604	(26,702,136)	(2,187)	31,927,153	—	(4,108)	11,862	31,939,929
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	39,745,297	388,376	(117,361)	(2,152,193)	37,864,119	—	7,083	—	451,839
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	46,248,954	1,308,570	(79,944)	(3,157,720)	44,319,860	—	(11,736)	—	4,611,848
2	Variable Portfolio – Managed Risk U.S. Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	39,447,129	629,556	(112,496)	(1,988,783)	37,975,406	—	3,531	—	2,173,750
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	15,946,150	179,597	(149,319)	(426,095)	15,550,333	—	(12,977)	—	1,628,307
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	32,350,303	1,793,143	(61,338)	(2,448,700)	31,633,408	—	(3,426)	—	583,750
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	32,744,558	—	(814,009)	178,509	32,109,058	—	45,307	—	946,611
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	49,443,093	1,233,231	(146,392)	(2,899,243)	47,630,689	—	(14,840)	—	4,549,254
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	68,812,441	1,508,512	(205,378)	(3,468,798)	66,646,777	—	890	—	1,944,188
Total	362,396,797			(16,365,210)	345,656,803	—	9,724	11,862

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Risk U.S. Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7044_12_A01_(05/22)